Inventories - Changes in Inventories (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Changes in inventories of finished goods and work in process	$ 286,346	$ 234,174	$ 246,134
Raw materials and consumables used	115,542	84,984	42,014
Total	$ 401,888	$ 319,158	$ 288,148